GCAT DEPOSITOR III, LLC ABS-15G

Exhibit 99.12

Client Name:	Blue River Mortgage III LLC
Client Project Name:	GCAT 2025-INV1
Start - End Dates:	11/4/2021 - 12/4/2023
Deal Loan Count:	3

Loan Level Tape Compare Upload

Loans in Report	3
Loan Number	Alt Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXXXX	GCAT2025INV11081	XXXXXX	Occupancy Type	Primary	Investor

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